Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment:

December 31, 2024	Cost	Accumulated depreciation	Net book value
Vessels	$15,194.7	$(3,437.0)	$11,757.7
Equipment and other	18.1	(9.9)	8.2
Property, plant and equipment	$15,212.8	$(3,446.9)	$11,765.9

December 31, 2023	Cost	Accumulated depreciation	Net book value
Vessels	$12,072.4	$(3,028.5)	$9,043.9
Equipment and other	11.1	(7.6)	3.5
Property, plant and equipment	$12,083.5	$(3,036.1)	$9,047.4

During the year ended December 31, 2024, depreciation and amortization expense relating to property, plant and equipment was $429,650,000 (2023 – $320,286,000; 2022 – $282,467,000).
Vessel sales and deliveries
During the year ended December 31, 2023, the Company entered into agreements to sell two 4,250 TEU vessels for gross proceeds of $43,250,000, resulting in a net gain on sale of $920,000.
During the year ended December 31, 2023, the Company completed the purchase of two secondhand 8,100 TEU vessels from ONE for an aggregate purchase price of $54,400,000.
During the year ended December 31, 2024, the Company completed the sale of two 4,250 TEU vessels for gross proceeds of $50,800,000, resulting in a net gain on sale of $12,911,000. One of these vessels was classified as an asset held for sale at December 31, 2023.
During the year ended December 31, 2023, the Company took delivery of 18 newbuild vessels. The vessels range in size from 7,000 to 15,500 TEU and each commenced a long-term charter upon delivery. The aggregate purchase price for the newbuild vessels delivered during the year ended December 31, 2023 was $2,118,139,000.
During the year ended December 31, 2024, the Company took delivery of 28 newbuild vessels. The vessels range in size from 7,000 to 15,500 TEU and each commenced a long-term charter upon delivery. The aggregate purchase price for the newbuild vessels delivered during the year ended December 31, 2024 was $2,878,663,000.
In January 2025, the Company entered into an agreement to sell two 8,500 TEU vessel for gross proceeds $90,000,000, subject to closing conditions. As at December 31, 2024 these vessels were classified as assets held for sale and upon reclassification, the Company recognized an aggregate loss on sale of $10,336,000 for the two vessels. The sale for one vessel was completed in February 2025.